THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.6%	Shares	Value

AUSTRALIA — 4.4%
Newcrest Mining, Ltd.	1,928,899	$46,645,519

BRAZIL — 2.4%
BrasilAgro - Brasileira de Propriedades Agricolas	668,300	2,940,181
Centrais Eletricas Brasileiras SA	2,167,511	22,263,794

		25,203,975

CANADA — 31.0%
Bear Creek Mining Corp. *(A) (B)	1,363,480	2,396,783
Cameco Corp.	4,313,402	39,640,164
Centerra Gold, Inc. *	4,210,447	33,624,876
Cobalt 27 Capital Corp. *	784,769	2,408,179
Crescent Point Energy Corp.	3,913,874	12,988,914
Denison Mines Corp. * (B)	12,812,170	6,212,903
Dundee Corp., Cl A *	2,419,423	1,594,861
Fission Uranium Corp. * (B)	11,794,000	3,306,395
Gabriel Resources, Ltd. *(A)	5,631,603	1,792,145
International Tower Hill Mines, Ltd. *(A)	3,761,135	2,255,929
Ivanhoe Mines, Ltd., Cl A *	3,641,161	11,421,736
Lundin Gold, Inc. *(A)	2,228,318	13,203,096
MEG Energy Corp. * (B)	7,526,731	31,651,278
New Gold Inc. * (B)	17,251,368	23,116,833
NexGen Energy Ltd. * (B)	9,576,821	13,714,344
Northern Dynasty Minerals, Ltd. (CAD) * (B)	4,770,289	3,758,979
Northern Dynasty Minerals, Ltd. (USD) * (B)	4,125,345	3,315,952
Novagold Resources, Inc. *	1,394,198	8,602,202
Pan American Silver Corp.	838,634	12,772,045
Seabridge Gold, Inc. * (B)	1,236,851	16,962,421
Sprott, Inc. (B)	6,056,903	17,806,322
Turquoise Hill Resources, Ltd. *	25,202,159	14,624,813
Uranium Participation Corp. * (B)	7,102,833	23,302,975
Wheaton Precious Metals Corp.	1,166,129	30,459,289

		330,933,434

CHINA — 3.8%
China Mobile, Ltd.	517,000	4,397,109

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued
China Telecom Corp, Ltd., Cl H	21,446,000	$9,622,890
Guangshen Railway Co., Ltd., Cl H (B)	37,880,679	12,355,370
NVC Lighting Holding, Ltd. (A)	36,903,203	3,337,312
PAX Global Technology, Ltd. (A) (B)	27,244,000	10,956,166

		40,668,847

FRANCE — 3.0%
Electricite de France SA	2,595,693	32,147,962

GREECE — 1.3%
Diana Shipping, Inc. * (B)	2,120,419	7,018,587
Tsakos Energy Navigation, Ltd. (B)	2,416,122	7,369,172

		14,387,759

HONG KONG — 0.1%
Luks Group Vietnam Holdings Co., Ltd. (A)	6,675,000	1,494,925

JAPAN — 7.8%
Fukuda Corp.	9,600	403,994
Inpex Corp.	422,800	3,715,846
Japan Steel Works, Ltd.	290,263	5,070,616
Kamigumi Co., Ltd.	441,750	10,157,993
Kurita Water Industries, Ltd.	68,600	1,737,747
Mitsubishi Corp.	756,700	20,329,619
Mitsui & Co., Ltd.	1,954,400	31,832,014
Organo Corp. (B)	274,400	9,730,283

		82,978,112

KAZAKHSTAN — 0.9%
NAC Kazatomprom JSC GDR (C)	618,598	9,433,619

LEBANON — 0.1%
Solidere ADR *	174,732	1,135,758

NORWAY — 0.6%
Stolt-Nielsen, Ltd. (A)	565,960	6,508,157

RUSSIA — 15.7%
Etalon Group GDR (B)	7,503,964	16,632,483
Federal Grid Unified Energy System PJSC	9,010,356,978	26,139,046

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued
Gazprom PJSC	3,722,396	$13,903,049
Gazprom PJSC ADR	3,268,569	23,852,519
Lenta Ltd. GDR *	3,262,301	11,189,692
LSR Group PJSC	277,478	3,407,037
Moscow Exchange MICEX-RTS PJSC *	5,347,523	7,854,249
Polyus PJSC GDR	258,622	13,197,623
RusHydro PJSC	2,489,105,198	22,195,351
RusHydro PJSC ADR	12,921,245	11,183,267
Sberbank of Russia PJSC	5,114,152	18,826,273

		168,380,589

SINGAPORE — 3.0%
Golden Agri-Resources, Ltd.	150,219,100	32,133,674

SOUTH AFRICA — 2.3%
Gold Fields, Ltd.	1,109,268	5,779,389
Impala Platinum Holdings, Ltd. *	3,497,205	18,790,734

		24,570,123

SOUTH KOREA — 7.5%
Hankook Tire Worldwide Co., Ltd.	193,910	2,537,631
Hyundai Motor Co.	137,222	14,647,029
Korea Electric Power	269,523	6,358,376
Korea Electric Power Corp. ADR	952,652	11,174,608
KT Corp.	552,483	12,930,730
KT Corp. ADR	2,773,879	32,731,772

		80,380,146

SRI LANKA — 0.5%
Hemas Holdings (A)	10,996,266	4,840,165

TURKEY — 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	18,431,735	4,033,015
Turkiye Halk Bankasi AS	5,122,687	5,506,623

		9,539,638

UKRAINE — 2.7%
Astarta Holding NV *(A) (B)	654,547	4,056,562
Kernel Holding SA	428,215	5,358,125

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued		Shares	Value

UKRAINE — continued
MHP SA (LSE Shares) GDR (A) (B)		1,925,644	$19,256,440
MHP SA (USD Shares) GDR (A) (B)(C)		44,627	446,270

			29,117,397

UNITED KINGDOM — 0.6%
Yellow Cake * (B)(C)		2,309,388	5,965,708

UNITED STATES — 3.0%
Cloud Peak Energy, Inc. * (B)		2,655,654	118,177
General Electric Co.		509,307	5,322,258
Range Resources Corp. (B)		4,732,203	26,926,235

			32,366,670

TOTAL COMMON STOCK (Cost $995,734,563)			978,832,177

CONVERTIBLE BONDS — 1.5%		Face Amount

CANADA — 1.5%
Gabriel Resources, Ltd. 0.025%, 06/30/21 (A)(C)(D)(E)	CAD	15,950,000	16,134,202

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A)(C)(D)(E)(F)	USD	723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			16,134,202

PREFERRED STOCK — 1.4%		Shares

GERMANY — 0.7%
Draegerwerk & KGaA, 0.900%(B)		140,819	7,600,548

SOUTH KOREA — 0.7%
Hyundai Motor Co., 4.170%		107,203	7,454,008

TOTAL PREFERRED STOCK (Cost $14,217,235)			15,054,556

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

WARRANT — 0.1%	Number of Warrants	Value

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(C)(D)(E)	11,428,804	$1,125,735

TOTAL WARRANT (Cost $–)		1,125,735

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(A)(C)(D)(E)	15,950	—
Pan American Silver Corp.*#	2,532,384	767,505

TOTAL RIGHTS (Cost $–)		767,505

SHORT TERM INVESTMENT — 0.0%	Shares
Dreyfus Treasury Securities Cash Management Fund, 1.630%(G) (Cost $2,169)	2,169	2,169

PURCHASED OPTION — 1.1%		Value

UNITED STATES — 1.1% *(H)

TOTAL PURCHASED OPTIONS (Cost $11,129,805)		11,436,480

TOTAL INVESTMENTS— 95.8% (Cost $1,035,901,093)		1,023,352,824

Other Assets and Liabilities, Net — 4.2%		45,088,866

NET ASSETS — 100.0%		$1,068,441,690

*	Non-income producing security.
#	Expiration date not available.
(A)	Securities considered illiquid. The total value of such securities as of July 31, 2019 was $87,803,887 and represented 8.2% of Net Assets.
(B)	Affiliated investment.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2019 was $33,105,534 and represents 3.1% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2019 was $17,259,937 and represented 1.6% of Net Assets.

(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Security in default on interest payments.
(G)	The rate reported is the 7-day effective yield as of July 31, 2019.
(H)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 1.1%

Put Options
September 19 Puts on SPX*	1,824	$543,621,312	$2,990.00	09/20/19	$11,436,480

TOTAL PURCHASED OPTION
(Cost $11,129,805)		$543,621,312			$11,436,480

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The list of inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$46,645,519	$—	$46,645,519
Brazil	25,203,975	—	—	25,203,975
Canada	330,933,434	—	—	330,933,434
China	—	40,668,847	—	40,668,847
France	—	32,147,962	—	32,147,962
Greece	14,387,759	—	—	14,387,759
Hong Kong	—	1,494,925	—	1,494,925
Japan	—	82,978,112	—	82,978,112
Kazakhstan	9,433,619	—	—	9,433,619
Lebanon	1,135,758	—	—	1,135,758

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Norway	$—	$6,508,157	$—	$6,508,157
Russia	103,514,697	64,865,892	—	168,380,589
Singapore	—	32,133,674	—	32,133,674
South Africa	18,790,734	5,779,389	—	24,570,123
South Korea	43,906,380	36,473,766	—	80,380,146
Sri Lanka	—	4,840,165	—	4,840,165
Turkey	—	9,539,638	—	9,539,638
Ukraine	19,702,710	9,414,687	—	29,117,397
United Kingdom	—	5,965,708	—	5,965,708
United States	32,366,670	—	—	32,366,670

Total Common Stock	599,375,736	379,456,441	—	978,832,177
Convertible Bonds	—	—	16,134,202	16,134,202
Preferred Stock
Germany	—	7,600,548	—	7,600,548
South Korea	—	7,454,008	—	7,454,008

Total Preferred Stock	—	15,054,556	—	15,054,556
Warrant	—	—	1,125,735	1,125,735
Rights	—	—	767,505	767,505
Short Term Investment	—	2,169	—	2,169
Purchased Option	11,436,480	—	—	11,436,480

Total Investments in Securities	$610,812,216	$394,513,166	$18,027,442	$1,023,352,824

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights‡	Total
Beginning Balance as of November 1, 2018	$13,449,941	$868,153	$—	$14,318,094
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/(depreciation)	2,684,261	257,582	767,505	3,709,348
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending balance as of July 31, 2019	$16,134,202	$1,125,735	$767,505	$18,027,442

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

	Convertible Bonds	Warrants	Rights‡	Total
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2,684,261	$257,582	$767,505	$3,709,347

Amounts designated as “—” are either $0 or have been rounded to $0.

‡ Rights are currently considered worthless and Level 3.

During the period ended July 31, 2019, securities with a total value of $394,510,997 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities.

There were no transfers between Level 2 and Level 3 assets for the period ended July 31, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at July 31, 2019	Valuation Technique	Unobservable Inputs	Inputs
			Credit Spread	10%
			Volatility	60%
Convertible Bonds	$16,134,202	Model	Liquidity Risk	10%

Warrants	1,125,735	Model	Volatility	60%

Rights	767,505	Model	Volatility	100%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2019, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through July 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2019	Dividend Income
Astarta Holding NV
$ 4,350,565	$ 612,038	$ —	$ —	$ (906,041)	$ 4,056,562	$ —
Bear Creek Mining Corp.
1,325,728	—	—	—	1,071,055	2,396,783	—
Cloud Peak Energy, Inc.
4,541,168	—	—	—	(4,422,991)	118,177	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2019
(Unaudited)

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2019	Dividend Income
Denison Mines Corp.
$ 6,561,985	$ 1,222,590	$ —	$ —	$ (1,571,672)	$ 6,212,903	$ —
Diana Shipping, Inc.
11,198,924	696,584	(3,597,579)	(647,183)	(632,159)	7,018,587	—
Draegerwerk & KGaA.
3,420,019	4,271,357	—	—	(90,828)	7,600,548	29,973
Etalon Group, Ltd. GDR.
14,190,707	2,812,665	(138,202)	(479,186)	246,499	16,632,483	—
Fission Uranium Corp.
5,061,962	786,553	—	—	(2,542,120)	3,306,395	—
Guangshen Railway Co., Ltd.
11,705,504	2,270,803	—	—	(1,620,937)	12,355,370	258,220
MEG Energy Corp.
28,544,558	17,669,364	(3,333,313)	446,191	(11,675,522)	31,651,278	—
MHP SA (LSE Shares).
18,338,249	3,670,113	—	—	(2,751,922)	19,256,440	1,135,610
MHP SA (USD Shares).
524,367	—	—	—	(78,097)	446,270	—
New Gold Inc.
13,628,581	—	—	—	9,488,252	23,116,833	—
NexGen Energy Ltd.
19,641,777	—	—	—	(5,927,433)	13,714,344	—
Northern Dynasty Minerals, Ltd. (CAD)
2,825,639	—	(928,670)	472,137	1,389,873	3,758,979	—
Northern Dynasty Minerals, Ltd. (USD)
1,337,780	860,857	—	—	1,117,315	3,315,952	—
Organo Corp.
10,825,187	—	(3,479,776)	896,331	1,488,541	9,730,283	162,527
PAX Global Technology, Ltd.
14,540,804	—	(1,096,495)	(695,328)	(1,792,815)	10,956,166	138,835
Range Resources Corp.
28,554,599	35,616,279	(5,034,333)	(1,601,413)	(30,608,897)	26,926,235	218,682
Seabridge Gold
19,415,086	2,323,013	(6,858,054)	1,176,720	905,656	16,962,421	—
Sprott, Inc.
22,269,098	—	(9,288,746)	(369,622)	5,195,592	17,806,322	656,180
Tsakos Energy Navigation, Ltd.
9,406,700	—	(1,470,456)	(756,124)	189,052	7,369,172	276,270
Uranium Participation Corp.
24,495,318	—	—	—	(1,192,343)	23,302,975	—
Yellow Cake
7,025,428	—	—	—	(1,059,720)	5,965,708	—

Totals:
$283,729,733	$72,812,216	$(35,225,624)	$(1,557,477)	$(45,781,662)	$273,977,186	$2,876,297

KGI-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 65.1%	Shares	Value

AUSTRALIA — 5.2%
Newcrest Mining, Ltd.	354,527	$8,573,334

BRAZIL — 0.5%
Centrais Eletricas Brasileiras SA	76,760	788,448

CANADA — 20.3%
Cameco Corp.	729,519	6,704,280
Crescent Point Energy Corp.	679,225	2,254,134
Ivanhoe Mines, Cl A *	517,556	1,623,490
MEG Energy Corp. * (A)	765,476	3,218,966
New Gold Inc. * (A)	2,055,020	2,753,727
Novagold Resources, Inc. *	634,100	3,912,396
Pan American Silver Corp.	138,529	2,109,739
Turquoise Hill Resources, Ltd. *	4,118,352	2,389,880
Wheaton Precious Metals Corp.	328,647	8,584,259

		33,550,871

CHINA — 4.5%
China Mobile, Ltd.	87,000	739,939
China Shenhua Energy Co., Ltd., Cl H	286,000	566,752
China Telecom Corp, Ltd., Cl H	6,214,000	2,788,242
Guangshen Railway Co., Ltd., Cl H (A)	7,454,000	2,431,238
PAX Global Technology, Ltd. (A)(B)	2,168,000	871,860

		7,398,031

FRANCE — 0.5%
Electricite de France SA	60,000	743,107

HONG KONG — 0.6%
K Wah International Holdings, Ltd.	1,452,000	758,542
SJM Holdings, Ltd.	286,000	312,764

		1,071,306

JAPAN — 1.9%
Inpex Corp.	82,800	727,701
Kamigumi Co., Ltd.	50,200	1,154,343
Mitsubishi Corp.	24,600	660,908

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued
Mitsui & Co., Ltd.	38,500	$627,063

		3,170,015

KAZAKHSTAN — 2.3%
NAC Kazatomprom JSC GDR (C)	247,990	3,781,848

RUSSIA — 16.5%
Federal Grid Unified Energy System PJSC	269,908,542	783,005
Gazprom PJSC	1,248,905	4,664,627
Lenta Ltd. GDR *	1,075,899	3,690,334
LSR Group PJSC GDR	254,368	643,736
LSR Group PJSC	74,754	917,873
Magnit PJSC	27,331	1,630,962
Moscow Exchange MICEX-RTS PJSC *	1,874,285	2,752,882
Polyus PJSC GDR	101,421	5,175,569
Polyus PJSC 144a GDR (C)	12,000	612,367
RusHydro PJSC	263,104,886	2,346,106
Sberbank of Russia PJSC	1,071,932	3,946,008

		27,163,469

SINGAPORE — 2.3%
Golden Agri-Resources, Ltd.	17,759,100	3,798,885

SOUTH AFRICA — 1.8%
Gold Fields, Ltd.	302,752	1,577,366
Impala Platinum Holdings, Ltd. *	263,608	1,416,385

		2,993,751

SOUTH KOREA — 3.6%
Hyundai Motor Co.	9,706	1,036,015
Hyundai Motor Co. GDR	222	6,844
Korea Electric Power Corp. ADR	61,878	725,829
KT Corp. ADR	348,616	4,113,668
KT Corp.	193	4,517

		5,886,873

TURKEY — 0.8%
Turkiye Halk Bankasi AS	1,284,280	1,380,534

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

COMMON STOCK — continued	Shares	Value

UKRAINE — 1.7%
MHP SA GDR (A)(B)	282,254	2,822,540

UNITED STATES — 2.6%
General Electric Co.	85,652	895,063
Royal Gold, Inc.	29,723	3,401,798

		4,296,861

TOTAL COMMON STOCK (Cost $98,422,513)		107,419,873

PREFERRED STOCK — 0.7%

SOUTH KOREA — 0.7%
Hyundai Motor Co. 4.170%	16,961	1,179,327

TOTAL PREFERRED STOCK (Cost $1,273,615)		1,179,327

U.S. TREASURY OBLIGATIONS — 26.6%	Face Amount
United States Treasury Bills (D)
2.068%, 08/13/19	$11,000,000	10,992,431
2.023%, 08/08/19	11,000,000	10,995,820
2.022%, 08/01/19	11,000,000	11,000,000
2.003%, 08/22/19	11,000,000	10,987,091

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,975,274)		43,975,342

SHORT TERM INVESTMENT — 0.2%	Shares
Dreyfus Treasury Securities Cash Management Fund, 1.630%(E) (Cost $268,519)	268,519	268,519

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

PURCHASED OPTION — 0.3%	Value

UNITED STATES — 0.3% *(F)

TOTAL PURCHASED OPTIONS (Cost $1,242,871)	$568,024

TOTAL INVESTMENTS— 92.9% (Cost $145,182,792)	153,411,085

Other Assets and Liabilities, Net — 7.1%	11,690,922

NET ASSETS — 100.0%	$165,102,007

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2019 was $3,694,400 and represented 2.2% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2019 was $4,394,215 and represents 2.7% of Net Assets.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	The rate reported is the 7-day effective yield as of July 31, 2019.
(F)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.3%

Put Options
iShares MSCI Emerging Markets ETF*	7,676	$32,062,652	$41.00	09/30/19	$568,024

TOTAL PURCHASED OPTION (Cost $1,242,871)		$32,062,652			$568,024

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

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THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

The list of inputs used to value the Fund’s investments as of July 31, 2019 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$8,573,334	$—	$8,573,334
Brazil	788,448	—	—	788,448
Canada	33,550,871	—	—	33,550,871
China	—	7,398,031	—	7,398,031
France	—	743,107	—	743,107
Hong Kong	—	1,071,306	—	1,071,306
Japan	—	3,170,015	—	3,170,015
Kazakhstan	3,781,848	—	—	3,781,848
Russia	17,041,463	10,122,006	—	27,163,469
Singapore	—	3,798,885	—	3,798,885
South Africa	—	2,993,751	—	2,993,751
South Korea	4,839,497	1,047,376	—	5,886,873
Turkey	—	1,380,534	—	1,380,534
Ukraine	—	2,822,540	—	2,822,540
United States	4,296,861	—	—	4,296,861

Total Common Stock	64,298,988	43,120,885	—	107,419,873
Preferred Stock
South Korea	—	1,179,327	—	1,179,327

Total Preferred Stock	—	1,179,327	—	1,179,327
U.S. Treasury Obligations	10,992,431	32,982,911	—	43,975,342
Short Term Investment	268,519	—	—	268,519
Purchased Option	568,024	—	—	568,024

Total Investments in Securities	$76,127,962	$77,283,123	$—	$153,411,085

Amounts designated as “—” are either $0 or have been rounded to $0.

During the period ended July 31, 2019, securities with a total value of $44,300,212 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities.

There were no transfers between Level 2 and Level 3 assets for the period ended July 31, 2019.

For the period ended July 31, 2019, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

5

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2019
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2018 through July 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2019	Dividend Income
Guangshen Railway Co., Ltd., CL H
$1,728,420	$1,012,660	$ —	$ —	$(309,842)	$2,431,238	$48,109
Meg Energy Corp.
3,073,629	2,080,474	(370,315)	136,332	(1,701,154)	3,218,966	—
MHP SA GDR
2,531,314	689,944	—	—	(398,718)	2,822,540	199,667
New Gold Inc
741,359	1,094,250	(255,659)	(156,234)	1,330,011	2,753,727	—
PAX Global Technology, Ltd.
985,433	64,348	—	—	(177,921)	871,860	11,048

Totals:
$ 9,060,155	$4,941,676	$(625,974)	$(19,902)	$(1,257,624)	$12,098,331	$258,824

KGI-QH-002-0900

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